Investments in and Advances to Unconsolidated Affiliates - Tabular Disclosure of Differences between Share of Venture-Level Equity and Investment Balances (Parenthetical) (Detail) - CityCenter Holdings LLC As Investee [Member] - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Equity Method Investments [Line Items]
Other-than-temporary impairments of investment	$ (1,504,161)	$ (1,555,509)
Land [Member]
Schedule Of Equity Method Investments [Line Items]
Other-than-temporary impairments of investment	$ 379,000	$ 379,000